Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes
Income Taxes

Note 8. Income Taxes

The Company had $38,360 income tax provision for the six months ended June 30, 2025 and 2024.

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
Deferred income tax expense	$38,360	$-
Current income tax expense	-	-
Total	$38,360	$-

The Company has the following deferred tax assets (liabilities) as of June 30, 2025 and December 31 2024:

	As of June 30, 2025	As of December 31, 2024
Net operating loss carryforwards	$1,507,211	$965,019
Change in fair value of warrants	323,489
Change in fair value of convertible debt	54,732
Other expense temporary difference	2,813	2,813
Total deferred tax assets	1,888,245	967,833
Change in fair value of crypto assets	(38,360)	-
Deferred tax liability- Depreciation	(2,263)	(2,263)
Allowance	(1,885,982)	(965,570)
Net deferred tax liability	$38,360	$-

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will not be available against which the net operating loss and temporary differences can be utilized. A valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. The Company has provided a valuation allowance for the net deferred tax asset as it is not more likely than not that the asset will be realized.

The provision for income taxes differs from the amounts computed by applying the federal statutory rate as follows for the periods ended June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024
Federal statutory rate	21.0%	21.0%
Valuation allowance	(21.9)	(21.0)

Effective income tax rate	(0.9)%	0.0%

The effective tax rate for the six months ended June 30, 2025 and 2024 is less than the statutory rate primarily as a result of the valuation allowance for net deferred tax assets.

No uncertain tax benefits have been recorded for the three and six months ended June 30, 2025 and 2024

On March 27, 2020, the “Coronavirus Aid, Relief and Economic Security (CARES) Act” (the “Act”) was signed into law. The Act includes provisions relating to refundable payroll tax credits, deferment of the employer portion of certain payroll taxes, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company analyzed the provisions of the Act and determined there was no significant impact to its income taxes for the periods presented.

As of June 30, 2025, Classover NJ and Classover Holdings, Inc. has approximately $6,447,100 and $730,000 in federal net operating loss carryforwards, respectively. These loss carryforwards have an indefinite life.

The Company’s tax years 2022 and forward generally remain subject to examination by federal and state tax authorities.